Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions	15. RELATED PARTY TRANSACTIONS We paid approximately $0.01 million and $0.02 million in 2020 and 2019, respectively, for patent-related legal services to SKGF, of which Robert Sterne, one of our directors since September 2006, is a partner. In addition, we paid approximately $0.1 million in 2020 for principal and interest on the SKGF Note (refer to “Note Payable to a Related Party” included Note 9). No payments were made in 2019 on the SKGF Note. The SKGF Note has an outstanding balance, including accrued interest, of approximately $0.8 million at December 31, 2020. In January 2020, we issued 500,000 in unregistered shares of our common stock as an in-kind payment of approximately $0.08 million in outstanding amounts payable to Stacie Wilf, sister to Jeffrey Parker.